Expense Example	Apr. 30, 2026 USD ($)
LHA Market State™ Tactical Beta ETF | LHA Market State™ Tactical Beta ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
LHA Market State™ Tactical Q ETF | LHA Market State™ Tactical Q ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,845
LHA Risk-Managed Income ETF | LHA Risk-Managed Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	$ 1,845